Legal Status, Owners Management and Business Activity (Tables)	12 Months Ended
Dec. 31, 2018
Legal Status, Management and Business Activity [Abstract]
Schedule of owners of the company
Name of Owner	Number of Shares	% of Shares	Value in USD
HH Sheikh Mohammed Khalifa Zayed Al Nahyan	1,000,000	20%	272,257
M/s. AL Brooge Capital Providing for Oil and Gas LLC	1,000,000	20%	272,257
M/s. Emirates Investment LLC FZC	3,000,000	60%	816,771
	5,000,000	100%	1,361,285